Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.5%
725,481	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	$35,924,949	3.5
597,120	Xtrackers USD High Yield Corporate Bond ETF	20,749,920	2.0

	Total Exchange-Traded Funds
	(Cost $56,448,964)	56,674,869	5.5

MUTUAL FUNDS: 94.2%
	Affiliated Investment Companies: 94.2%
7,910,817	Voya Emerging Markets Index Portfolio - Class I	80,769,446	7.8
412,293	(1) Voya Russell Large Cap Growth Index Portfolio Class I	21,913,393	2.1
1,942,485	(1) Voya VACS Index Series EM Portfolio	20,454,365	2.0
20,790,923	(1) Voya VACS Index Series I Portfolio	208,325,046	20.2
4,595,900	(1) Voya VACS Index Series MC Portfolio	44,442,351	4.3
53,145,452	(1) Voya VACS Index Series S Portfolio	538,363,434	52.2
5,985,352	(1) Voya VACS Index Series SC Portfolio	57,938,212	5.6

	Total Mutual Funds
	(Cost $965,029,104)	972,206,247	94.2

	Total Investments in Securities (Cost $1,021,478,068)	$1,028,881,116	99.7
	Assets in Excess of Other Liabilities	3,060,910	0.3
	Net Assets	$1,031,942,026	100.0

(1)	Non-income producing security.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$56,674,869	$–	$–	$56,674,869
Mutual Funds	972,206,247	–	–	972,206,247
Total Investments, at fair value	$1,028,881,116	$–	$–	$1,028,881,116
Other Financial Instruments+
Futures	1,468,750	–	–	1,468,750
Total Assets	$1,030,349,866	$–	$–	$1,030,349,866
Liabilities Table
Other Financial Instruments+
Futures	$(2,193,956)	$–	$–	$(2,193,956)
Total Liabilities	$(2,193,956)	$–	$–	$(2,193,956)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2023	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$-	$80,770,082	$(635)	$(1)	$80,769,446	$-	$-	$-
Voya Emerging Markets Index Portfolio - Class P2	88,577,773	13,939,231	(126,783,159)	24,266,155	-	-	(21,507,512)	-
Voya International Index Portfolio - Class P2	175,734,718	1,287,529	(182,755,184)	5,732,937	-	-	8,707,505	-
Voya Russell Large Cap Growth Index - Class I	-	19,919,648	(26,028)	2,019,773	21,913,393	-	523	-
Voya Russell Mid Cap Index Portfolio - Class P2	37,901,133	5,672,098	(53,699,396)	10,126,165	-	-	(7,111,076)	-
Voya Russell Small Cap Index Portfolio - Class P2	56,423,162	1,287,378	(74,160,405)	16,449,865	-	-	(12,926,463)	-
Voya U.S. Bond Index Portfolio - Class I	-	10,744,958	(10,744,958)	-	-	13,610	(212,516)	-
Voya U.S. Bond Index Portfolio - Class P2	53,263,945	858,095	(58,715,988)	4,593,948	-	197,844	(3,176,100)	-
Voya U.S. Stock Index Portfolio - Class P2	489,895,621	9,885,649	(559,240,361)	59,459,091	-	-	(29,037,762)	-
Voya VACS Index Series Emerging Markets Portfolio	-	19,850,709	(1,265)	604,921	20,454,365	-	22	-
Voya VACS Index Series I Portfolio	-	208,799,424	(1,398,392)	924,014	208,325,046	-	(29,456)	6,897
Voya VACS Index Series MC Portfolio	-	47,243,980	(1,310,573)	(1,491,056)	44,442,351	-	(2,341)	-
Voya VACS Index Series S Portfolio	-	539,420,622	(8,083,007)	7,025,819	538,363,434	-	(51,784)	-
Voya VACS Index Series SC Portfolio	-	62,819,563	(2,975,024)	(1,906,327)	57,938,212	-	64,163	-
	$901,796,352	$1,022,498,966	$(1,079,894,375)	$127,805,304	$972,206,247	$211,454	$(65,282,797)	$6,897

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2023, the following futures contracts were outstanding for Voya Index Solution 2045 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	210	06/16/23	$19,041,750	$562,238
U.S. Treasury Ultra Long Bond	146	06/22/23	20,604,250	906,512
			$39,646,000	$1,468,750
Short Contracts:
MSCI EAFE Index	(98)	06/16/23	(10,272,850)	(352,314)
S&P 500® E-Mini	(149)	06/16/23	(30,826,238)	(1,841,642)
			$(41,099,088)	$(2,193,956)

Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,032,030,246.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$12,253,799
Gross Unrealized Depreciation	(16,128,135)
Net Unrealized Depreciation	$(3,874,336)